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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F
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                             FORM 13F COVER PAGE
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Report for the Calendar Year or Quarter Ended:  March 31, 1999
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Check here if Amendment [ ]; Amendment Number:
                                              ----------------------------------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name:          Legal & General Assurance Society Limited

Address:       Temple Court, 11 Queen Victoria Street,
               London EC4N 4TP, England

Form 13F File Number: 28-1480
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name:   A.J. Hobson

Title:  Group Director (Finance)

Phone:  011-44171-528-6290

Signature, Place, and Date of Signing:

A.J. Hobson            London, England          May 7, 1999

Report Type (Check only one.):
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[ ] 13F HOLDINGS REPORT.

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[x] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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13F File Number          Name

28-1490                  Legal & General Group Plc